FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of categories of financial instruments

	As of March 31,
	2025	2026
	HK$’000	HK$’000

Financial assets
Amortized cost
Trade receivables - net	14,704	64,600
Deposit and other receivables	638	2,476
Bank balance – client accounts	54,503	965
Bank balances and cash	6,084	7,360

Financial assets	75,929	75,401

Financial liabilities
Amortized cost
Trade payables	55,829	1,858
Other payables	1,756	2,090
Amount due to a director	3,407	3,204
Loan from a former related company	150	-

Financial liabilities	61,142	7,152

Schedule of non-trade receivables

Category	Definition	Loss provision

Performing	Low risk of default and strong capacity to repay	12m ECL

Non-performing	Significant increase in credit risk	Lifetime ECL

Schedule of expected credit losses

	As of March 31,
	2025	2026
	HK$’000	HK$’000
Breakdown of impairment allowance
Trade receivables from contracts with customers	24,184	33,660

Schedule of loss allowance for trade receivables

	Gross carrying amount	Loss allowance	Net carrying amount
	HK$’000	HK$’000	HK$’000

At March 31, 2025
Non-performing	38,888	(24,184)	14,704

At March 31, 2026
Non-performing	98,260	(33,660)	64,600

The movement in the loss allowance for trade receivables from contracts with customers during the year is summarized below.

	Non- performing	Total
	HK$’000	HK$’000

At April 1, 2023	27,835	27,835
Increase in loss allowance	863	863
At March 31, 2024	28,698	28,698
Increase in loss allowance	330	330
Write-offs	(4,844)	(4,844)
At March 31, 2025	24,184	24,184
Increase in loss allowance	9,491	9,491
Disposal of a subsidiary	(15)	(15)

At March 31, 2026	33,660	33,660

Schedule of loss allowance for trade receivables

	Non- performing	Total
	HK$’000	HK$’000

At April 1, 2023	27,835	27,835
Increase in loss allowance	863	863
At March 31, 2024	28,698	28,698
Increase in loss allowance	330	330
Write-offs	(4,844)	(4,844)
At March 31, 2025	24,184	24,184
Increase in loss allowance	9,491	9,491
Disposal of a subsidiary	(15)	(15)

At March 31, 2026	33,660	33,660

Schedule of customers revenue

	2024	2024	2025	2025	2026	2026
	HK$’000	%	HK$’000	%	HK$’000	%

Customer A	13,288	40%	32,581	61%	47,251	76%

Customer B	*	-	*	-	9,124	15%

* Less than 10% of the total revenue

Details of the customers accounting for 10% or more of total trade receivables are as follows:

	2025	2025	2026	2026
	HK$’000%		HK$’000%

Customer A	7,545	51%	50,961	79%

Customer B	*	-	8,045	12%

Customer C	3,979	27%	*	-

* Less than 10% of the total trade receivables

Schedule of Group’s remaining contractual maturity for its non-derivative financial liabilities

	On demand or less than 1 year	Total undiscounted cash flows	Carrying amount
	HK$’000	HK$’000	HK$’000

At March 31, 2025
Trade payables	55,829	55,829	55,829
Other payables	1,756	1,756	1,756
Amount due to a director	3,407	3,407	3,407
Loan from a former related company	150	150	150

financial Assets	61,142	61,142	61,142

At March 31, 2026
Trade payables	1,858	1,858	1,858
Other payables	2,090	2,090	2,090
Amount due to a director	3,204	3,204	3,204

financial liabilities	7,152	7,152	7,152